Intellectual Property, Net and Goodwill (Details) - USD ($)	Sep. 30, 2022	Dec. 31, 2021
Finite-Lived Intangible Assets [Line Items]
Finite-Lived Intangible Assets, Gross	$ 46,625,611	$ 21,429,967
Accumulated Amortization	9,203,157	7,767,930
Finite-Lived Intangible Assets, Net	37,422,454	13,662,037
Extraction Technology Patents [Member]
Finite-Lived Intangible Assets [Line Items]
Finite-Lived Intangible Assets, Gross	113,430	113,430
Accumulated Amortization	10,565	5,560
Finite-Lived Intangible Assets, Net	102,865	107,870
Extraction Technology [Member]
Finite-Lived Intangible Assets [Line Items]
Finite-Lived Intangible Assets, Gross	16,385,157	16,385,157
Accumulated Amortization	6,280,977	5,666,534
Finite-Lived Intangible Assets, Net	10,104,180	10,718,623
Acquired Crude Oil Contracts [Member]
Finite-Lived Intangible Assets [Line Items]
Finite-Lived Intangible Assets, Gross	25,195,644	0
Accumulated Amortization	445,925	0
Finite-Lived Intangible Assets, Net	24,749,719	0
Ammonia Synthesis Patents [Member]
Finite-Lived Intangible Assets [Line Items]
Finite-Lived Intangible Assets, Gross	4,931,380	4,931,380
Accumulated Amortization	2,465,690	2,095,836
Finite-Lived Intangible Assets, Net	$ 2,465,690	$ 2,835,544